Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	22 Months Ended
	Nov. 15, 2021	Nov. 15, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Feb. 28, 2023
Loss Contingencies [Line Items]
Related party transaction administrative service fee payable maximum threshold limit			$ 160,000		$ 160,000				$ 160,000
Deferred underwriting fee percent on gross proceeds of the IPO					0.035		0.035
Deferred Underwriting Discount			8,050,000		$ 8,050,000		$ 8,050,000	$ 8,050,000
Overallotment option vesting period					45 days		45 days
Deferred underwriting fees, Waived						$ 8,050,000
Gain on settlement of underwriting fees							$ 202,548
Remaining balance after accumulated deficit							202,548
Retained Earnings [Member]
Loss Contingencies [Line Items]
Adjustment to Retained Earnings, Gain on settlement of underwriting fees							$ 7,847,542
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Proceeds from the sale of Class A ordinary shares, shares	3,000,000	3,000,000
Public Warrants [Member]
Loss Contingencies [Line Items]
Proceeds from the sale of Class A ordinary shares, shares	1,500,000	1,500,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00
Proceeds from Issuance of Warrants	$ 30,000,000	$ 30,000,000
Maximum [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Proceeds from the sale of Class A ordinary shares, shares					3,000,000		3,000,000
Common Class A [Member]
Loss Contingencies [Line Items]
Class Of Warrant Or Right, Exercise Price Adjustment Percentage Higher Of Market Value					2.00%		2.00%
Administrative Service Fee [Member]
Loss Contingencies [Line Items]
Selling general And administrative expense								$ 20,000
Administrative Service Fee [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Operating costs and expenses					$ 10,000		$ 10,000
Selling general And administrative expense			$ 0	$ 300,000,000	$ 20,000	$ 900,000,000	$ 120,000